FOREIGN CURRENCY EXCHANGE RATE	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Foreign Currency Exchange Rate
FOREIGN CURRENCY EXCHANGE RATE

15. FOREIGN CURRENCY EXCHANGE RATE

The Company cannot guarantee that the current exchange rate will remain stable, therefore there is a possibility that the Company could post the same amount of income for two comparable periods and because of the fluctuating exchange rate post higher or lower income depending on exchange rate converted into US dollars at the end of the financial year. The exchange rate could fluctuate depending on changes in political and economic environments without notice.

16. FOREIGN CURRENCY EXCHANGE RATE

The Company cannot guarantee that the current exchange rate will remain stable, therefore there is a possibility that the Company could post the same amount of income for two comparable periods and because of the fluctuating exchange rate post higher or lower income depending on exchange rate converted into US dollars at the end of the financial year. The exchange rate could fluctuate depending on changes in political and economic environments without notice.